Investment in associates - Schedule of summarized financial information of affiliates with significant influence (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Current assets	R$ 40,087,633	R$ 30,774,403
Non-current assets held for sale	652,168	978,788
Non-current assets	95,029,885	110,491,499
Current liabilities	15,548,376	17,912,834
Liabilities related to assets held for sale	86,138	86,138
Non-current liabilities	88,559,510	83,954,706
Revenue	40,418,596	43,950,742	R$ 39,468,497
Profits and losses from continuing operations	(10,194,401)	(8,435,641)	4,839,325
Other comprehensive income	84,215	250,775	(344,957)
Total comprehensive income for the year	(10,110,186)	(8,184,866)	4,494,368
Equity	31,009,632	39,398,362	50,981,180	R$ 48,169,399
Equity interest of Cosan's Investment	1,721,308	10,678,566
Profit (loss) for the year	(10,194,401)	(8,161,766)	4,884,744
Equity in earnings	219,922	1,719,031	R$ 350,399
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Equity		206,772,000
Profit (loss) for the year		R$ 31,592,000